Employee benefits - Summary of Employee Benefits Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Retirement pay liability provision	₺ 149,449	₺ 120,755	₺ 74,435
Unused vacation provision	48,217	43,798
Total	₺ 197,666	₺ 164,553